Condensed Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (615,245)	$ 3,364,702	$ (3,541,872)	$ 7,175,980
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Change in fair value of warrant liabilities	389,119	(3,420,640)	3,456,800	(6,699,398)
Income earned on marketable securities held in Trust Account	(136,182)			(959,589)
Changes in operating assets and liabilities:
Accrued interest receivable			(81)
Prepaid expenses and other receivables				(3,512)
Accrued interest, prepaid expenses and other receivables	(21,332)	(48,570)
Due to affiliates	(3,861)	34,745	45,833	3,861
Accrued expenses	242,174	9,743	18,000	79,981
Net cash provided by (used in) operating activities	(145,327)	(60,020)	(21,320)	(402,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from liquidation of marketable securities held in Trust Account				105,424,960
Investment in Trust Account			(116,725,000)	(575,000)
Net cash provided by (used in) investing activities			(116,725,000)	104,849,960
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of 10,313,048 Class A Ordinary Shares				(105,424,960)
Proceeds - notes payable				575,000
Proceeds from issuance of Class B ordinary shares			25,000
Proceeds from issuance of private placement warrants			5,760,000
Proceeds from issuance of units (net of offering costs)			111,575,715
Net cash provided by (used in) financing activities			117,360,715	(104,849,960)
Increase (decrease) in cash and cash equivalents	(145,327)	(60,020)	614,395	(402,677)
Cash and cash equivalents, beginning of period	211,718	614,395		614,395
Cash and cash equivalents, end of period	66,391	554,375	614,395	211,718	$ 614,395
Non cash investing and financing activities:
Deferred underwriting commissions in connection with the initial public offering			4,025,000
Derivative warrant liabilities issued in connection with the initial public offering			3,612,500
Accretion for Class A ordinary shares to redemption amount	136,182		15,497,662	1,534,589
Jet Token, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,719,522)	(1,895,178)		(7,738,203)	(15,765,249)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization and depreciation	33,596	33,596		134,383	133,608
Amortization of lease financing costs					1,175
Gain on loan forgiveness					(207,360)
Stock-based compensation	1,407,044	1,151,092		6,492,653	12,690,373
Non-cash operating lease costs	125,884	122,271		494,468
Changes in operating assets and liabilities:
Accounts receivable					400
Other current assets	(98,571)	(69,091)		(278,313)	(28,980)
Accounts payable	22,105	139,152		(53,268)	15,643
Accrued liabilities	(192,625)	60,629		835,576	111,480
Deferred revenue	352,401	873,900		497,030	436,331
Lease liability	(122,359)	(118,746)		(480,368)
Net cash provided by (used in) operating activities	(1,192,047)	297,625		(96,042)	(2,612,579)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,339)				(8,407)
Purchase of intangible assets	(4,294)				(97,978)
Investment in joint venture	(100,000)
Return of aircraft deposit				1,093,600
Deposits and other assets	15,000	(763,600)		(803,112)	(439,750)
Net cash provided by (used in) investing activities	(93,633)	(763,600)		290,488	(546,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances				42,000	200,196
Repayments - related party advances		(14,986)		(242,196)
Proceeds - notes payable					86,360
Payments on line of credit		(194,727)		(194,727)	(257,308)
Offering costs	(436,969)	(551,310)		(1,691,386)	(1,221,552)
Payment of lease financing costs					(70,500)
Preferred share redemption				(225,000)
Proceeds from sale of Non-Voting Common Stock	1,588,695	1,163,998		3,000,760	2,843,790
Net cash provided by (used in) financing activities	1,151,726	402,975		689,451	1,580,986
Increase (decrease) in cash and cash equivalents	(133,954)	(63,000)		883,897	(1,577,728)
Cash and cash equivalents, beginning of period	1,527,391	643,494		643,494	2,221,222
Cash and cash equivalents, end of period	1,393,437	580,494	$ 643,494	1,527,391	643,494
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes		800		2,400
Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock	25,479			15,544	96,600
Line of credit issued for offering expenses paid on behalf of the Company					452,035
Application of equipment deposit to aircraft maintenance reserve account					250,000
Operating lease, Right-of-use assets and liabilities		$ 2,506,711		$ 2,506,711